Structured entities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities

The nature and extent of the Barclays Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2018
Assets
Trading portfolio assets	-	12,206	-	-	12,206
Financial assets at fair value through the income statement	32,359	-	-	3,059	35,418
Derivative financial instruments	-	-	5,236	-	5,236
Loans and advances at amortised cost	-	-	-	15,429	15,429
Other assets	-	-	-	33	33
Total assets	32,359	12,206	5,236	18,521	68,322
Liabilities
Derivative financial instruments	-	-	6,438	2,586	9,024

As at 31 December 2017
Assets
Trading portfolio assets	-	10,788	-	699	11,487
Financial assets at fair value through the income statement	31,520	-	-	2,721	34,241
Derivative financial instruments	-	-	4,380	-	4,380
Loans and advances at amortised cost	5,481	-	-	17,386	22,867
Reverse repurchase agreements and other similar secured lending	753	-	-	-	753
Other assets	-	-	-	509	509
Total assets	37,754	10,788	4,380	21,315	74,237
Liabilities
Derivative financial instruments	-	-	5,193	3,356	8,549

Other interests in unconsolidated structured entities

The Barclays Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the purpose of the entities and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programmes	Lending	Investment funds and trusts	Others	Total
	£m	£m	£m	£m	£m
As at 31 December 2018
Financial assets at fair value through the income statement
– Debt securities	444	-	-	575	1,019
– Loans and advances	-	-	-	2,040	2,040
Loans and advances at amortised cost	6,100	9,140	-	189	15,429
Other assets	9	3	21	-	33
Total on-balance sheet exposures	6,553	9,143	21	2,804	18,521
Total off-balance sheet notional amounts	11,671	4,327	-	431	16,429
Maximum exposure to loss	18,224	13,470	21	3,235	34,950
Total assets of the entity	73,109	196,865	9,341	21,257	300,572

As at 31 December 2017
Trading portfolio assets
– Debt securities	-	-	-	699	699
Financial assets at fair value through the income statement
– Loans and advances	-	-	-	2,721	2,721
Loans and advances at amortised cost	5,424	11,497	-	465	17,386
Other assets	468	11	8	22	509
Total on-balance sheet exposures	5,892	11,508	8	3,907	21,315
Total off-balance sheet notional amounts	6,270	6,337	-	446	13,053
Maximum exposure to loss	12,162	17,845	8	4,353	34,368
Total assets of the entity	103,057	179,994	11,137	22,669	316,857